COMMITMENTS AND CONTINGENT LIABILITIES	9 Months Ended
Sep. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 10:- COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company's facilities are rented under several lease agreements in Israel, Europe and the U.S. for periods ending in 2024.

As of September 30, 2013, future minimum rental commitments under non-cancelable operating leases are as follows:

Year ending September 30,

2014	$5,979
2015	5,831
2016	5,795
2017	5,896
2018 and on	43,019

Total minimum lease payments *)	$66,520

*)	Minimum payments have been reduced by minimum sublease rental of $ 1,068 due in the future under non-cancelable subleases.

In connection with the Company's offices lease agreement in Israel, the lessor has a lien of approximately $ 5,000 which is included in short-term and restricted bank deposits.

Rent expenses for the nine months ended September 30, 2012 and 2013, were approximately $ 4,322 and $ 3,914, respectively.

b.	Inventory commitments:

The Company is obligated under certain agreements with its suppliers to purchase specified items of excess inventory. Non-cancelable obligations as of September 30, 2013, were $ 373.

c.	Royalty commitment to the Office of the Chief Scientist of the Israeli Ministry of Economy ("OCS"):

As of December 31, 2012 and September 30, 2013, the Company and its Israeli subsidiaries have a contingent obligation to pay royalties in the amount of $ 29,413 and $ 33,713, respectively.

As of December 31, 2012 and September 30, 2013, the Company and its Israeli subsidiaries have paid or accrued royalties to the OCS in the amount of $ 1,810 and $ 2,094, respectively, which was recorded as cost of revenues.

d.	Legal proceedings:

1.
In May 2007, the Company entered into an agreement with respect to property adjacent to its headquarters in Israel, pursuant to which a building of approximately 145,000 square feet has been erected and was expected to be leased to the Company for a period of eleven years. This new building was substantially completed in May 2010. The landlord claimed that the Company should have taken delivery of the building at that time and started paying rent. The Company disagreed with the landlord's interpretation of the relevant agreement. As a result, the landlord terminated the agreement and leased the property to a third party. This dispute has been referred to arbitration where the Company claimed that due to the landlord's failure the Company lost significant potential revenues. The landlord counterclaimed alleging that it sustained losses equal to approximately one year's rent and management fees in the aggregate amount of approximately NIS 14 million (approximately $ 3.8 million).

In September 2013, the parties reached a settlement agreement in which each party withdrew its claim.

2.
In September 2011, an action was commenced against the Company's U.S subsidiary, AudioCodes Inc. and numerous other defendants, in Federal Court in Delaware alleging that AudioCodes Inc. and the other defendants, infringed the plaintiff's intellectual property rights in five patents. In December 2013, AudioCodes Inc. and the plaintiff entered into a settlement agreement that provided for a dismissal of the action and a nominal payment by AudioCodes Inc. to plaintiff. As of September 30, 2013, the Group recorded an appropriate provision with respect to this claim.

3.
In January 2013, one of the Company’s former senior executives sent a letter of demand claiming an amount of approximately $ 1,000 relating to his termination of employment. The Company has denied all of his allegations and believes that it has valid defenses to this claim.

4.
In February 2013, a patent infringement action was commenced against AudioCodes Inc. and other defendants, in Federal Court in California alleging that AudioCodes Inc. infringed the plaintiff’s intellectual property rights in one patent. One of the other defendants is a customer of the Group that has informed that it believes it is entitled to indemnification from the Group with respect to this litigation. The proceedings are at an early stage and it is not possible at this time to predict their outcome. The Group believes it has valid defenses against the claims.

5.
In May 2013, the Company received letters from two of its customers who have been sued for alleged patent infringement. The customers seek to be indemnified by the Company. At this early stage, the Company cannot predict the outcome of these demands. As a result, it does not believe that a provision in respect of these potential claims is required.

6.
In November 2013, a former employee filed a claim against the Company’s subsidiary in Brazil in an amount of approximately $ 600 relating to the termination of his employment. The Company has denied all of his allegations and believes that it has valid defenses to this claim.